Share Capital - Summary of Share Capital (Parenthetical) (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Feb. 24, 2023
Disclosure of classes of share capital [abstract]
Par Value	$ 0.0001	$ 0.0001	$ 0.0001